Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of income tax and social contribution reconciliation

		2023	2022	2021

(Loss) profit before income taxes		(6,192)	47	17,961

Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)		2,105	(16)	(6,107)

Permanent adjustments to the Income taxes calculation basis
Results from equity-accounted investees		2	12	2
Thin capitalization	(i)	(613)	(360)	(7)
Tax benefits		145		137
Reduction of tax loss			(892)
Different jurisdictional taxes rates for companies abroad and tax basis	(ii)	770	1,030	1,980
Taxes on dividends distribution		(836)	(455)	(265)
Exclusion of inflation adjustement by Selic on undue tax payments from taxable income		38	39	501
Other permanent adjustments		(309)	(226)	(241)

Effect of income taxes on results of operations		1,302	(868)	(3,999)

Breakdown of income taxes:

Current income taxes
Current year		(191)	(1,004)	(3,834)
		(191)	(1,004)	(3,834)

Deferred income taxes
Origination and reversal of temporary differences		6	1,192	(246)
Tax losses		1,487	(1,056)	81
		1,493	136	(165)

Total		1,302	(868)	(3,999)

Effective rate	(iii)	21.0%	1846.8%	22.3%

(i)	Includes the amount from the adjustment of interest rates in financial operations with subsidiaries in accordance with sub-capitalization tax rules.
(ii)	Besides the differences on tax basis calculation, it includes the impact from the difference between Brazilian tax rate (34%) and the tax rates in countries where the subsidiaries abroad are located.
(iii)	The effects presented in the reconciliation of the effective rate, in relation to the profit before taxes as of December 31, 2022, resulted in an effective rate in 2022 as of 1847.8%, the main effect is described in Note 21.1(b).

Schedule of changes in balances of deferred tax assets and liabilities

Assets		As of December 31, 2022	Impact on the P&L	Other comprehensive income	As of December 31, 2022	Impact on the P&L	Other comprehensive income	As of December 31, 2023

Tax losses (IR) and negative base (CSL)		3,355	(957)		2,398	1,487		3,885
Exchange variations		4,280	(937)		3,343	(1,274)		2,069
Temporary adjustments		4,782	(216)		4,566	(180)	8	4,394
Lease			1,197		1,197	429		1,626
Business combination
Tax credits	(i)		698		698	83		781
Other		147	(28)		119	(441)		(322)
		12,564	(243)		12,321	104	8	12,433

Liabilities
Amortization of goodwill based on future profitability		725	(3)		722	(1)		721
Tax depreciation		4,177	(125)		4,052	4		4,056
PIS/COFINS credit - exclusion of ICMS from the calculation basis		331	(142)		189	-		189
Temporary adjustments		89	331		420	315	16	751
Right of use of assets		-	1,116		1,116	477		1,593
Present value adjustment and amortized cost		155	212	57	424	(228)	(2)	194
Hedge accounting		-	(1,549)	1,549	-	(1,948)	1,948	-
Amortization of fair value adjustments on the assets from the acquisiton of Braskem Qpar		232	(46)		186	(37)	(34)	115
Other		5	(173)	174	6	29	13	48
		5,714	(379)	1,780	7,115	(1,389)	1,941	7,667

Net		6,850	136	(1,780)	5,206	1,493	(1,933)	4,766

Presentation in the balance sheet:
Non-current assets		8,257			6,359			6,443
(-) Non-current liabilities		1,407			1,153			1,677

(i)	Tax credits refer to the income tax paid by subsidiaries abroad, not used by Braskem S.A. in 2022 due to its tax losses, to be used in the coming years.

Schedule of deferred taxes offset for the purpose of presentation in the balance sheet

	2023			2022

	Deferred tax assets	Deferred tax liabilities	Balance	Deferred tax assets	Deferred tax liabilities	Balance

Braskem	9,590	(3,744)	5,846	9,112	(3,342)	5,770
Braskem Argentina		(6)	(6)	21	(16)	5
Braskem America	390	(1,364)	(974)	525	(1,662)	(1,137)
Braskem Alemanha	24	(15)	9	23		23
Braskem Idesa	1,840	(2,531)	(691)	2,080	(1,840)	240
Braskem Idesa Serviços
Braskem Mexico	333		333	86		86
B&TC	4	(8)	(4)		(17)	(17)
Cetrel	34	(4)	30	39	(5)	34
DAC	25	(2)	23	33	(2)	31
Terminal Quimica	13		13	2		2
Voqen		(2)	(2)
Wise	30	(3)	27
	12,433	(7,667)	4,766	12,321	(7,115)	5,206

Deferred tax assets			6,443			6,359
Deferred tax liabilities			(1,677)			(1,153)
Balance			4,766			5,206